EMPLOYEE BENEFITS (Details) - Schedule of employment expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of employment expenses [Abstract]
Salaries and wages	$ (1,024,304)	$ (825,792)	$ (850,557)
Short-term employee benefits	(121,882)	(122,650)	(41,259)
Other personnel expenses	(120,150)	(93,457)	(70,244)
Total	$ (1,266,336)	$ (1,041,899)	$ (962,060)